Registration No. 33-99520
                                                  File Number:    811-09134

                                    United States
                         Securities and Exchange Commission
                                Washington, DC  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
               Pre-Effective Amendment No.
               Post-Effective Amendment No. 4 [X]

                                   and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
               Amendment No. 4 [X]

          Exact name of Registrant as Specified in Charter:
                            Manor Investment Funds, Inc.

          Address of Principal Executive Offices:
                                 15 Chester Commons
                                 Malvern, PA  19355
                                    610-722-0900

          Name and Address of Agent for Service:
                                  Daniel A. Morris
                                 15 Chester Commons
                                 Malvern, PA  19355

          Approximate Date of Proposed Public Offering:
               As soon as practical after the Registration Statement becomes effective.

          It is proposed that this filing will become effective:
          X immediately upon filing pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485



               Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 15th day of March, 1999.


                                        Manor Investment Funds, Inc.

                                        by Daniel A. Morris, President



                            MANOR INVESTMENT FUNDS, INC.
                                CROSS REFERENCE SHEET


               (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


          Part A INFORMATION REQUIRED IN A PROSPECTUS Captions in Filing

          Item 1. Cover Page                          Cover Page
          Item 2. Synopsis                            Expense Information
          Item 3. Condensed Financial                 Financial Highlights;
                  Information                         Performance Information
          Item 4. General Description of              Introduction;
                  Registrant                          Investment Objective
                                                      and Policies
          Item 5. Management of the Fund              Management of the Fund;
                                                      Capital Structure
          Item 5A. Management's Discussion of         Performance Information
                   Fund Performance
          Item 6.  Capital Stock and other            Capitalization;
                   Securities                         Shareholder Reports
          Item 7.  Purchase of Securities Being       Shareholder Transactions
                   Offered
          Item 8.  Redemption or Repurchase           Shareholder Transactions

          Item 9.  Legal Proceedings                  Not Applicable



          Part B    INFORMATION REQUIRED IN A STATEMENT OF
                     ADDITIONAL INFORMATION

          Item 10. Cover Page                    Cover Page
          Item 11. Table of Contents             Table of Contents
          Item 12. General Information and       Not Applicable
                   History
          Item 13. Investment Objectives and     Investment Restrictions
                   Policies
          Item 14. Management of the Registrant  Officers & Directors
                                                      of the Fund
          Item 15. Control Persons and           Principal Shareholders
                   Principal Holders
                   of Securities
          Item 16. Investment Advisory & Other   Included in Prospectus under
                   Services                      "Management of the Fund";
                                                 Investment Adviser;Custodian;
                                                 Independent Accountants
          Item 17. Brokerage Allocation          Brokerage
          Item 18. Capital Stock & Other         Included in Prospectus under
                   Securities                    "Capital Structure"
          Item 19. Purchase, Redemption &        Included in Prospectus under
                   Pricing of                    "Shareholder Transactions";
                   Securities Being Offered      Determination of Net Asset
                                                 Value and Performance
          Item 20. Tax Status                    Tax Status
          Item 21. Underwriters                  Not Applicable
          Item 22. Calculation of Performance    Determination of Net Asset
                   Data                          Value and Performance
          Item 23. Financial Statements          Financial Statements

          Part C    OTHER INFORMATION

          Item 24. Financial Statements &        Financial Statements &
                   Exhibits                      Exhibits
          Item 25. Persons Controlled by or      Control Persons
                   Under Common Control
          Item 26. Number of Holders of          Number of Shareholders
                   Securities
          Item 27. Indemnification               Indemnification
          Item 28. Business & Other Connections  Activities of Investment
                   of Investment Advisors        Advisor
          Item 29. Principal Underwriters        Principal Underwriter
          Item 30. Location of Accounts &        Location of Accounts &
                   Records                       Records
          Item 31. Management Services           Not Applicable
          Item 32. Undertakings                  Not Applicable

          SIGNATURES                                 SIGNATURES



                        Manor
                        Investment Funds, Inc.             Prospectus
                        Malvern, PA  19355             March 31, 1999
                        610-722-0900
                        800-787-3334





                           The Fund & Investment Objective
          Manor Investment Funds, Inc. is an open-end non-diversified management investment company whose primary objective is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.

                                 Fund Share Purchase
          Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.

                               Additional Information
          This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto, which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated March 31, 1999, which is part of the Registration Statement, is incorporated by reference in this Prospectus. A copy of the Statement may be obtained without charge, by writing or calling the Fund directly at 610-722-0900.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
          SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED
               UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            Manor Investment Funds, Inc.

                                  Table of Contents

                      Expense Information                    2
                      Introduction                           3
                      Financial Highlights                   3
                      Investment Objective and Policies      3
                      Investment Risks                       4
                      Tax Status                             4
                      Investment Adviser                     5
                      Capital Structure                      6
                      Shareholder Transactions               6
                      Retirement Plans                       7
                      Pricing of Shares                      7
                      Brokerage                              8
                      Management of Fund                     8
                      Reports to Shareholders                8
                      Share Purchase Application             9
                      Performance Information               11


          EXPENSE INFORMATION
          The following illustrates all expenses and fees that a shareholder of Manor Investment Funds, Inc. will incur. The expenses and fees set forth are estimates based on the expected operating expenses of the Fund for its first full year of operation.

                       Shareholder Transaction Expenses
                 Sales load imposed on purchases              None
                 Sales load imposed on reinvested dividends   None
                 Redemption fees                              None
                 Exchange fees                                None
                 IRA Trustee fees                             None
                        Annual Fund Operating Expenses
                 Management and advisory expenses             1.0%
                 12 b-1 fees                                  None
                 All other expenses                           0.5%
                                    Total operating expenses  1.5%

          The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The following example illustrates the expenses paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2)
          redemption at the end of each time period. As noted above, the fund charges no redemption fees.

                                  1 Year    3 Years
                                    $15       $47
          This example should not be considered a representation of past or
          future expenses or performance.   Actual expenses may be  greater
          or less than those shown.


   INTRODUCTION
   Manor Investment Funds, Inc. (the _Fund_ ) is an open-end non-diversified management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355.


   FINANCIAL HIGHLIGHTS
                                          Year       Year       Year     Since
                                        Ending     Ending     Ending Inception
                                                                       9/30/95
                                          1998       1997       1996      1995

   PER   SHARE  OPERATING
   PERFORMANCE:
   Net Asset Value,beginning          $  13.77   $  11.13    $  9.97  $  10.00
   Net Investment Income(loss)            0.03       0.06       0.03      0.02
   Net Realized & Unrealized Gain(loss)   1.85       2.78       1.16    - 0.02
   Total from Operations                  1.88       2.84       1.19      0.00

   Dividends from net investment income   0.03       0.04       0.03      0.03
   Dividends from net realized gains      0.16       0.16      - 0 -     - 0 -
                                          0.19       0.20       0.03      0.03

   Net Asset Value,ending              $ 15.46   $  13.77    $ 11.13   $  9.97

   Total Investment Return               13.65 %    25.52 %    11.98 % -  0.3%


         Ratios/Supplemental Data:
   Net  assets,end of year           $2,658,594 $1,499,402   $394,670 $111,063

   Ratio of expenses  to                 1.50 %     1.42 %     1.50 %   0.38 %
   average net assets
   Ratio  of Net Investment              0.22 %     0.50 %     0.67 %   0.34 %
   Income  to Average Assets
   Portfolio Turnover rate                23 %       27 %       14 %     - 0 -
   Average commission rate paid        $  0.09    $  0.11    $  0.17     - - -
            *  1.24% and 1.50%, respectively when annualized


   INVESTMENT OBJECTIVE AND POLICIES
   Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

   Investment Policies
   The Fund will invest primarily in common stock of large U.S. corporations. The Fund will not invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund will utilize information obtained from various sources including earnings expectations, fundamental securities valuation and securities price trends.

   The Fund invests primarily in securities which provide favorable growth prospects and some level of current income. The Fund may also invest in securities which provide favorable growth prospects but do not provide some level of current income. The Fund may also invest in government and corporate bonds, or short-term interest bearing securities, when the adviser believes market conditions warrant a defensive position.

   Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

   Nondiversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.


   INVESTMENT RISKS
   Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five-year timeperiods from 1926-1996 the stock market, as measured by the S&P 500 returned an average of 10.4%, with a high of 23.9% and a low of -12.5%.

   Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.


   TAX STATUS
   The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under
   Subchapter M of the  Internal Revenue Code  (the "Code").   To
   qualify as a _regulated investment company_ under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase. Pursuant to the requirements of the Code, the Funds intends to distribute annually, to its stockholders, substantially all of its net investment income and realized capital gains, if any, less any available capital loss carry-over, to avoid paying income tax on its net investment income and net realized capital gains of being subject to a federal excise tax on undistributed net investment income and net realized capital gains.

   Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

   The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


   INVESTMENT ADVISER
   Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

   On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

   Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Fund. This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

   Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


   CAPITAL STRUCTURE
   Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

   Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


   SHAREHOLDER TRANSACTIONS
   The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption _PRICING OF SHARES_ in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder for which no certificates have been issued.

   Purchases: Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares complete the application form included in this prospectus and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application.

   Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

   Redemptions: The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless management knows the shareholder.

   Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

   Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

   To redeem shares  send your written  request to Manor  Investment
   Funds, 15 Chester Commons,  Malvern, PA   19355.  For  additional
   information contact the Fund at 610-722-0900.


   RETIREMENT PLANS
   Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

   A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


   PRICING OF SHARES
   The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.).
   The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


   BROKERAGE
   The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

   The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

   Other than set forth above, the Fund has no fixed policy, formula, method or criteria, which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


   MANAGEMENT OF THE FUND
   Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg.
   5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

   REPORTS TO SHAREHOLDERS
   The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


                     Manor Investment Funds, Inc.
                        New Account Application

   Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.


   1. Investments
        Initial Investment:      $ ______________________
                        (Minimum initial investment $1,000)

        Make your check payable to:Manor InvestmentFunds,Inc.
                        15 Chester Commons, Malvern, PA  19355

   2. Registration     (please print)

    Individual__________ __ _________ _______________ _________
               First Name MI Last Name SocialSecurity# Birthdate


    Joint Owner*_________ __ _______   ______________  ___________
                First Name MI Last Name SocialSecurity# Birthdate
        * Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

    Gift to Minors _____________________ ___ _____________________
                  Custodian's First Name  MI  Last Name

                   ______________________ ___ _____________________
                  Minor's First Name      MI  Last Name

                   ___________________ ________________ _________
               Minor's SocialSecurity# Minor's Birthdate State of
                                                          Residence
    Corporation ___________________________________________________
    Trust,Estate Name of Trustees(If to be included in registration)
    Pension Plan
    Partnership ___________________________________________________
                     Name

    Other Entity  _________________________  _________________
                  Social Security #/Tax ID#   Date of Agreement

         **Corporate Resolution is required.
        *** Additional documentation and certification may be required.


   3. Mailing Address     (please print)

      ____________________________________________  _____________
       Street                                        Apt./Suite

      ________________________________ _______    ______________
       City                            State       Zip

      _________________________________  ___________________________
       Daytime Phone #                   Evening Phone #


                  Application continued on next page.




   4. Distribution Options

        Dividends and capital gains will be reinvested if no option is selected.

        ___Pay all income in cash.____Pay all capital gains in cash.



   5. Signature and Certification required by the Internal Revenue
   Service

        Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

        Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and
        (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

        _______________________________________ __________________
        Signature of Owner or Custodian         Date

        _______________________________________ ________________
        Signature of Co-owner                   Date


        If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.
        _______________________________________________________
        Print name and title of officer signing for a corporation or other entity

   6. Automatic Deposit Authorization
        I authorize Manor Investment Funds, Inc. to instruct my bank/savings institution to make withdrawals from the account listed below to be deposited in my account with the Fund. I understand this authorization may be revoked by me at any time by providing Manor Investment Funds, Inc. with a written notice to discontinue my automatic payments.

                                     Monthly            Quarterly
        Amount: ___________________  15th day of the month
                                    Last business day of the month


        Financial Institution:  ____________Bank phone number:______

        Your Account Number:  ____________Bank routing number:______


        Signature:_________________________Date:____________________

        Signature:_________________________Date:____________________


        Please include a voided check.

                        PERFORMANCE INFORMATION

   The Fund's average annual compounded rate of return is the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded annually over the period, would result in redeemable value of the investment in the Fund at the end of the stated period. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees but ignores individual income tax consequences to stockholders.


                          Total Return  Total Return      Annualized
                           4th Quarter     Full Year     Total Return
                                  1998          1998  Since Inception


       Manor Investment Funds    16.70 %     13.65 %        15.52 %
       Lipper Growth &
	 Income Fund Index         16.25 %     13.58 %        19.51 %
       S&P 500 Index             21.29 %     28.57 %        28.08 %

   Our performance was due, in part, to strong returns from Cisco Systems, IBM, Pfizer, Intel and McDonalds. Towards year-end we sold our shares of Coca-Cola due to concerns over declining unit growth. We reinvested in PepsiCo, Merck, K-Mart and duPont because we felt that these companies represented reasonable values. We also closed out some unprofitable positions to reduce the impact of capital gains realized during the year.

   The Fund invests primarily in companies that are priced attractively relative the their earnings growth and financial structure. The favorable market for these types of companies and the high level of contributions into the Fund resulted in a low portfolio turnover of 23%.


                                      CUSTODIAN
                         FIRST NATIONAL BANK OF WEST CHESTER
                                 9 North High Street
                               West Chester, PA  19381

                                   TRANSFER AGENT
                            MANOR INVESTMENT FUNDS, INC.
                                 15 Chester Commons
                                 Malvern, PA  19355

                                INDEPENDENT ACCOUNTS
                               CLAUDE B. GRANESE, CPA
                               1108 N. Bethlehem Pike
                                  Spring House, PA

                                    LEGAL COUNSEL
                               LAVERTY, MUTH & MILLER
                                810 Downingtown Pike
                               West Chester, PA  19380

                                 BOARD OF DIRECTORS
                                  EDWARD ERLICHMAN
                           President, Kara Aerospace, Inc.
                                     Bedford, PA

                                RICHARD A. KUND, JR.
                             Professional Detailing, Inc
                               Upper Saddle River, NJ

                                    BRUCE LAVERTY
                               Laverty, Muth & Miller
                                  West Chester, PA

                                   JAMES McFADDEN
                                     MBNA Corp.
                                     Newark, DE

                                  DANIEL A. MORRIS
                      President, Morris Capital Advisors, Inc.
                                     Malvern, PA

                                 FREDERICK L. MYERS
                              Myers & Associates, CPA's
                                  West Chester, PA

                                   ALAN WEINTRAUB
                         Computer Science Corporation, Inc.
                                     Berwyn, PA




                                                                 PROSPECTUS





                     Manor Investment Funds, Inc.
                     Malvern, PA  19355
                     610-722-0900
                     800-787-3334








            The primary objective of the Fund is capital appreciation.  A secondary objective is to provide a moderate level of current income.  The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.








                                 INVESTMENT ADVISER
                            MORRIS CAPITAL ADVISORS, INC.
                                 15 Chester Commons
                                 Malvern, PA  19355






                                      FORM N-1A

                                       PART B
                         STATEMENT OF ADDITIONAL INFORMATION


                                   March 31, 1999



                            Manor Investment Funds, Inc.
                                Malvern, PA  19355
                                    610-722-0900
                                    800-787-3334


               This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated March 31, 1999). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                                  TABLE OF CONTENTS

                Investment Restrictions                             1
                Officers and Directors of the Fund                  2
                Principal Shareholders                              3
                Investment Adviser                                  3
                Determination of Net Asset Value and Performance    4
                Allocation of Portfolio Brokerage                   4
                Custodian                                           5
                Tax Status                                          5
                Shareholder Meetings                                5
                Independent Accountants                             6
                Litigation                                          6
                Financial Statements                                7

               No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March 31, 1999 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

               This Statement of Additional Information does not constitute an offer to sell securities.



          INVESTMENT RESTRICTIONS
               The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

          (a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
          (b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
          (c) Sell securities short.
          (d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
          (e) Invest more that 25% of its assets at the time of purchase in any one industry.
          (f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
          (g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
          (h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
          (i) Invest in companies for the purpose of acquiring control.
          (j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
          (k) Pledge, mortgage or hypothecate any of its assets.
          (l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
          (m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.



          OFFICERS AND DIRECTORS OF THE FUND
               The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

               DANIEL A. MORRIS
                    Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

               BRUCE LAVERTY
                    Mr. Laverty is a Partner of the law firm Laverty, Muth & Miller, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

               ALAN WEINTRAUB
                    Mr. Weintraub is a Senior Consultant with Computer Science Corporation, Inc. Mr. Weintraub resides at 305 Albermarle Grove, West Chester, PA.

               JAMES MCFADDEN
                    Mr. McFadden is Vice President of Marketing for MBNA Corporation. Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.


               FRED MYERS
                    Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302 Albermarle Grove, West Chester, PA.

               RICHARD KUND, JR.
                    Mr. Kund is marketing manager of Professional
                    Detailing, Inc. Mr. Kund resides at 304 Hidden Creek Drive, Hatboro, PA.

               EDWARD ERLICHMAN
                    Mr. Erlichman is President of Kara Aerospace. Mr. Erlichman resides at P.O. Box 513, Bedford, PA.



          PRINCIPAL SHAREHOLDERS
               As of December 31, 1998, Daniel A. Morris owned or beneficially owned 19,729 shares of Common Stock, or 11.5% of the then outstanding shares. The officers and directors of the Fund owned or beneficially owned as a group, 31,863 shares of Common Stock, or 18.6% of the then outstanding shares.

               As of December 31, 1998, four shareholders, in addition to Mr. Morris, owned or beneficially owned more than 5% of the then outstanding shares of the Fund. Daniel K. Schafer owned 22,129, or 12.9% of the Fund, Marvin Tavel owned 9,213 shares, or 5.4%, Bradley J. Allen owned 9,143, or 5.3%, and William P. Becker owned 9,142.5 shares, or 5.3%. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 1998, owned or beneficially owned more than 5% of the shares of the Fund.


          INVESTMENT ADVISER
               Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

               On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

               Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Fund. This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

               Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


          DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

               As set forth in the Prospectus under the caption _Determination of Net Asset Value_ the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except
          New Year's Day,      M. L. King Day, President's Day, Good
          Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

               Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

               The foregoing computation may also be expressed by the following formula:

                         P(1+T)^n = ERV

                    P = a hypothetical initial payment of $1,000

                    T = average annual total return

                    n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000
          payment made at the                          beginning of the
               stated periods at the end of the stated periods.



          BROKERAGE

               The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

               The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

               Brokerage commissions for the year ended December 31, 1998 was $3,223. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.





          CUSTODIAN
               The First National Bank of West Chester, 9 North High Street, West Chester, PA acts as custodian for the Fund.



          TAX STATUS
               The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the _ Code_ ). To qualify as a _regulated investment company_ under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, no more that 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

               Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

               The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



          SHAREHOLDER MEETINGS
               Shareholders meet annually to elect all members of the Board of Directors, select and independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions.
          The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (see Investment Adviser). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.




          INDEPENDENT ACCOUNTANT
               Claude Granese, Certified Public Accountant, Spring House, PA has been selected as the independent accountant and auditor of the Fund. Claude Granese has no direct or indirect financial interest in the Fund or the Adviser.



          LITIGATION
               As of the date of this Statement of Additional Information, the Fund, as transfer agent, was cited in an administrative proceeding with the SEC for not filing required TA-Y2K form. The Fund has complied with the filing requirements and has responded to an offer of settlement with the commission in this matter. It is the opinion of Fund council that this matter will be settled without any civil penalty. It is the opinion of the auditor of the Fund that this does not present an adverse material impact for the Fund.


                            MANOR INVESTMENT FUNDS, INC.
                                MALVERN, PENNSYLVANIA

                                Financial Statements
                                 for the Year Ended
                                  December 31, 1998
                                         and
                            Independent Auditor's Report




                            Independent Auditor's Report
          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.


          I have audited the accompanying statement of assets and liabilities of Manor Investment Funds, Inc. (the Fund), including the schedule of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and selected per share data, total investment return, ratios and turnover for the years ended December 31, 1998, 1997 and 1996 and for the period ended December 31, 1995. These financial statements, schedules, and per share data, total investment return, ratios and turnover (hereafter referred to collectively as _ financial statements_ ) are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audits.

          I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

          In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Investment Funds, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data, total investment return, ratios and turnover for the years ended December 31, 1998, 1997 and 1996, and the period ended December 31, 1995, in conformity with generally accepted accounting principles.

          Claude B. Granese, CPA
          Spring House, Pennsylvania
          January 15, 1999




                          MANOR INVESTMENT FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998


            ASSETS

            Investments in securities, at fair
            value(identified cost $2,122,420)(Notes 2 and 5)     2,478,569

            Cash                                                   295,792

            Interest receivable                                        429

                      Total Assets                               2,774,790

            LIABILITIES

            Payable for investment securities purchased            115,767

            Accrued expenses                                         6,697

                      Total Liabilities                            122,464

            NET ASSETS

            Net assets (equivalent to $15.46 per share
             based on 171,522 shares of capital stock
             outstanding) (Note 4)                         $     2,652,326



            The accompanying notes are an integral part of the financial statements.



                              MANOR INVESTMENT FUNDS, INC.
                                SCHEDULE OF INVESTMENTS
                                   December 31, 1998

                                                                      Market
            COMMON STOCK (Shares)        89.0 %           Cost         Value
            Automobile
            1,190 General Motors           3.4%     $   68,660    $   85,159
            1,040 Goodyear Tire            2.1%         63,853        52,455
                                           5.5%        132,513       137,614

            Basic Materials
            2,050 DuPont                   4.4%        123,938       108,778

            Computer
            1,335 Cisco Systems            5.0%         82,257       123,905
              980 Hewlett-Packard          2.7%         55,083        66,946
              830 Intel                    4.0%         65,932        98,407
              990 International            7.4%         96,750       182,531
                  Business Machines
                                          19.1%        300,022       471,789

            Construction
            4,210 Masco                    4.9%         96,704       121,037

            Consumer Staples
            1,870 Gillette                 3.6%         91,570        89,409
            2,560 PepsiCo                  4.2%         99,405       104,640
                                           7.8%        190,975       194,049

            Finance
            2,720 Allstate Insurance       4.2%        103,852       104,720
            1,150 Citigroup                2.3%         66,084        57,141
            1,280 Mellon Bank              3.6%         94,822        88,000
                                          10.1%        264,758       249,861

            Schedule continued on next page.

                            MANOR INVESTMENT FUNDS, INC.
                         SCHEDULE OF INVESTMENTS (continued)
                                  December 31, 1998
                                                                  Market
        COMMON STOCK (Shares)                        Cost          Value
        Medical
          680 Merck                        4.0%     $   78,634    $  100,300
          990 Pfizer                       5.0%         77,962       123,750
                                           9.0%        156,596       224,050

        Multi-Industry
        2,610 Allied Signal                4.7%        103,267       115,656
        1,750 General Electric             7.2%        119,294       178,500
                                          11.9%        222,561       294,156

        Oil
        1,770 Ashland Oil                  3.5%         84,193        85,624
          900 Chevron                      3.0%         67,755        74,644
                                           6.5%        151,948       160,268

        Retail
        1,740 McDonalds                    5.4%         94,687       133,654
        1,060 Sears, Roebuck &             1.8%         59,289        45,050
              Company
                                           7.2%        153,976       178,704

        Transportation
        1,260 Delta Airlines               2.6%         61,368        65,520

        TOTAL COMMON STOCK                89.0%      1,855,359     2,205,826

        PREFERRED STOCK (Shares)           3.9%
        1,660 Kmart Preferred Class T                   95,689        96,176

        INDEXED SECURITIES (Shares)        3.1%
          630 S&P 500 Depository                        72,437        77,687
           Receipts

        SHORT-TERM NOTES ($100,000         4.0%
        Par)
          U.S. T Bill,4.52%, 3/25/99                    98,935        98,880

        TOTAL INVESTMENTS IN SECURITIES             $2,122,420    $2,478,569

        The accompanying notes are an integral part of the Financial statements.

                           MANOR INVESTMENT FUNDS, INC.
                              STATEMENT OF OPERATIONS
                           Year Ended December 31, 1998

            Investment Income
              Dividends                            $ 28,901
              Interest                                7,637

                 Total investment income                       $ 36,538

            Expenses
              Advisory and management fee(Note 6)    22,267
              Custodian fee (Note 7)                  2,434
              Professional fees                       9,188
              Other                                   3,286
                 Total expenses                      37,175
                 Fees waived (Note 6)               (5,375)
                 Net expenses                                    31,800

            Net Investment Income                                 4,738

            Realized and Unrealized Gain
             on Investments (Note 5)
               Net realized gain on investments      26,880
               Change in unrealized appreciation
                of investments for the year         198,891
                 Net gain on investments                        225,771

            Net Increase in Net Assets
            Resulting from Operations                          $230,509


            The accompanying notes are an integral part of the financial statements.



                          MANOR INVESTMENT FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                     Years Ended December 31, 1998 and 1997

                                                       1998      1997
            Increase in Net Assets
             from Operations
              Investment income-net                 $ 4,738    $ 4,196
              Net realized gain on investments
                                                     26,880      17,520
              Change in unrealized appreciation     198,891     138,193

               Net increase in net assets
                 resulting from operations
                                                    230,509     159,909

            Distributions to Shareholders from
              Investment income-net                  (4,738)     (3,942)
              Net realized gain on investments      (26,880)    (17,520)

            Capital Share Transactions (Note 4)     954,033     966,285

            Total Increase                         1,152,924   1,104,732

            Net Assets
              Beginning of year                    1,499,402     394,670

              End of year                         $2,652,326  $1,499,402



            The accompanying notes are an integral part of the financial statements.



                           MANOR INVESTMENT FUNDS, INC.
                               FINANCIAL HIGHLIGHTS
                   Years Ended December 31, 1998, 1997 and 1996
                          Period Ended December 31, 1995

            PER SHARE DATA (1)           1998    1997    1996    1995

            Investment income            $0.26   $0.25   $0.22   $0.07
            Expenses                      0.23    0.19    0.15    0.04
            Investment income-net         0.03    0.06    0.07    0.03

            Distribution of net
             investment income           (0.03)  (0.06)  (0.07)  (0.03)

            Net realized and unrealized
             gain(loss)on investments     1.69    2.64    1.16   (0.03)

            Initial capitalization of Fund  -       -       -    10.00

            Net increase in net asset
            value                        1.69    2.64    1.16     9.97

            Net asset value
              Beginning of period       13.77    11.13    9.97      -

              End of period             $15.46  $13.77   $11.13   $9.97

            (1)Selected data based on weighted average shares outstanding.

            TOTAL INVESTMENT RETURN    13.65%   25.52%   11.98%   -0.30%

            RATIOS (to Average Net Assets)
                                                                  (2)
            Investment income-net       0.22%   0.50%    0.67%    0.34%

            Expenses                    1.50%   1.42%    1.50%    0.38%

               (2) 1.24 % and 1.50 %, respectively when annualized.

            TURNOVER                      23%     27%     15%      0%

            The accompanying notes are an integral part of the financial statements.



                            MANOR INVESTMENT FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1998

          Note 1-Organization

          Manor Investment Funds, Inc. (the Fund) was incorporated in Pennsylvania on September 13, 1995. The Fund was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. It is an open-end, non-diversified management investment company that is registered under the Investment Company Act of 1940.

          The Fund's primary investment objective is capital appreciation. It invests primarily in common stock of large U. S. corporations.

          Note 2-Significant Accounting Policies

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          Security Valuation-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. U. S. Treasury Bills are stated at market value, which approximates cost plus accretion.

          Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

          Federal Income Taxes-The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          Distributions-Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

          Development  Stage-During   its  development   stage  there   was
          virtually no change in net assets from net investment income and unrealized securities losses.

          Other-The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts on short-term U. S. government obligations are accreted over the life of the obligation.





                            MANOR INVESTMENT FUNDS, INC.
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1998

          Accounting Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

          Note 3-Distributions to Shareholders

          On December 28, 1998, a distribution of $.19 per share, aggregating $31,618, was declared from net investment income and realized gains. The dividend was paid on December 28, 1998 to shareholders of record on December 24, 1998.

          On December 29, 1997, a distribution of $.20 per share, aggregating $21,462 was declared from net investment income and realized gains. The dividend was paid on December 29, 1997 to shareholders of record on December 27, 1997.

          Note 4-Capital Share Transactions

          At December 31, 1998, there were 10,000,000 shares of $.001 par value capital stock authorized and paid-in capital totaled $2,296,177. Daniel A. Morris (see note 6), President of the Fund, and his wife own 19,729 shares of the Fund's outstanding stock with a value of $305,017.


          Note 4-Capital Share Transactions (Continued)

          Transactions in capital stock were as follows:

                                           Shares              Amount
                                        1998     1997      1998      1997
            Shares sold                96,232   90,932  $1,468,246  $1,203,905
		Shares issued in
            reinvestment of dividends   2,044    1,586      31,618      21,462
                                       98,276   92,518   1,499,864   1,225,367

            Shares redeemed            35,680   19,058     545,831     259,082
            Net increase               62,596   73,460   $ 954,033   $ 966,285





                            MANOR INVESTMENT FUNDS, INC.
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1998


          Note 5-Investment Transactions

          Purchases of investment securities (excluding short-term U.S. government obligations) aggregated $1,310,051 in 1998; sales aggregated $491,214. Net gain on investments for the year ended December 31, 1998 was $225,771. That amount represents the net increase in value of investments held during the year. Net unrealized gains of $356,149 on securities are the same for financial reporting and tax reporting.


          Note 6-Investment Advisory Fee

          The Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

          Monthly, the Fund is required to pay Morris a fee (aggregating $22,267 in 1998) equivalent to one percent per annum of the daily average net assets of the Fund. The Fund bears expenses necessary and incidental to the conduct of its business. However, Morris has absorbed a portion of expenses ($5,375 in 1998) to maintain total Fund expenses at no more than 1.5% annually of average assets.

          The Agreement must be approved annually by a majority vote of the Fund's non-interested Board of Directors.

          Note 7-Custody Agreement

          Under an agreement, The First National Bank of West Chester (FNB) acts as the Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $2,434 for the year ended December 31, 1998.





          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          In planning and performing my audit of the financial statements and selected per share data, ratios and turnover (hereafter referred to collectively as the _ financial statements_ ) of Manor Investment Funds, Inc. (the Fund), for the year ended December 31, 1998, I considered its internal control, including control activities for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

          The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

          Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

          My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities that I consider to be a material weakness as defined above as of December 31, 1998.

          This report is intended solely for the information and use of management and the Securities and Exchange Commission.


          Mr. Claude B. Granese, CPA
          January 15, 1999





                                      FORM N-1A

                                       PART C
                                  OTHER INFORMATION



          Item 24.       Financial Statements and Exhibits

             a.   Financial Statements - Financial highlights are included
                           in Part A and all other financial statements are presented in Part B.

               Manor Investment Funds, Inc.
                    Statement of Net Assets as of December 31,1998
                    Statement of Operations
                            for the Year Ended December 31,1998
                    Statement of Changes in Net Assets
                            for the Years Ended December 31,1997 and 1998
                    Financial Highlights
                            for the Years Ended December 31,1995 through 1998
                    Notes to Financial Statements

             b.   Exhibits
               (1)    Registrant's Articles of Incorporation:
                          Exhibit 1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (2)    Registrant's By-Laws;
                          Exhibit 2 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (3)    Voting Trust Agreement (None)

               (4)    Stock Certificate;
                          Exhibit 4 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (5)    Investment Advisory Contract;
                          Exhibit 5 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (6)    Underwriting Agreements (None)


               (7)    Reimbursement Agreements with Officers and/or Directors;
                          Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (8)    Custodian Agreement;
                        with First National Bank of West Chester;
                          Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (9)    Other Contracts (None)

               (10)  Opinion of Counsel Concerning Fund Securities;
                          Exhibit 10 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (11)  Consent of Claude B. Granese, CPA

               (12)  Other Financial Statements (None)

               (13)  Powers of Attorney (None)

               (14)  Initial Capital Arrangement Agreements (None)

               (15)  Code of Ethics;
                         Exhibit 15 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.
           2.    Control Persons
               Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 1998 Mr. Morris and his wife Anne own 11.5% of the outstanding shares of the Fund.

          3.    Number of Shareholders
               There were 114 shareholders of the Manor Investment Funds as of December 31, 1998.

          4.    Indemnification
               The registrant has been advised that, in the opinion of the
                   Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          5.    Activities of Investment Adviser
               The activity of Morris Capital Advisors, Inc.,  at the
                   present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

          6.    Principal Underwriter
               The Fund acts as its own underwriter.

          7.    Location of Accounts & Records
               All Fund records are held in corporate headquarters, 15
                   Chester Commons, Malvern, PA 19355.

          8.    Management Services
               Not Applicable.

          9.    Distribution Expenses
               The Fund currently bears no distribution expenses.

          10.  Undertakings
               None.

                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 31st day March.

                                        Manor Investment Funds, Inc.


                                        By: _________________________________
                                            Daniel A. Morris, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature           	  Title                  Date

          ___________________		  President, Chief       3/31/99
          Daniel A. Morris            Executive Officer
				          	  and Director

          ___________________ 	  Secretary              3/31/99
          Bruce Laverty

          ___________________  	  Director               3/31/99
          James McFadden

          ___________________  	  Director               3/31/99
          Edward Erlichman

          ___________________ 	  Director               3/31/99
          Richard A. Kund, Jr.

          ___________________         Director               3/31/99
          Fred Myers

          ___________________  	  Director               3/31/99
          Alan Weintraub


                                    EXHIBIT INDEX


          (1)    Registrant's Articles of Incorporation  *

          (2)    Registrant's By-Laws  *

          (3)    Voting Trust Agreement (None)

          (4)    Stock Certificate  *

          (5)    Investment Advisory Contract  *

          (6)    Underwriting Agreements (None)

          (7)    Reimbursement Agreements with Officers and/or Directors  *

          (8)    Custodian Agreement  *

          (9)    Other Contracts (None)

          (10)  Opinion of Counsel Concerning Fund Securities  *

          (11)  Consent of Claude B. Granese, CPA

          (12)  Other Financial Statements (None)

          (13)  Powers of Attorney (None)

          (14)  Initial Capital Arrangement Agreements (None)

          (15)  Code of Ethics  *



          *  Incorporated by reference.